UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2011

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):       [   ] is a restatement.

                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   KERN Cobalt Co-Invest Partners AP LP

Address:  c/o KERN Partners Ltd.
          Centennial Place East, 3110-520 3rd Avenue SW
          Calgary, Alberta, Canada T2P 0R3

Form 13F File Number: 28-14216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that, subject to the information contained in footnote (A) below, (1) all information contained herein is true, correct and complete, and (2) that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    D. Jeff van Steenbergen
Title:   Director
Phone:   (403) 517-1500

Signature, Place, and Date of Signing:

/s/ D. Jeff van Steenbergen, Director
[Signature]

Calgary, Alberta, Canada
[City, State]

May 6, 2011
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other
        reporting manager(s).)
[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:            1
Form 13F Information Table Value Total:        $538,510
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1       28-14215                        KERN Partners Ltd.
2       28-14217                        KERN Energy Partners Management III Ltd.








      FORM 13F INFORMATION TABLE

  COLUMN 1      COLUMN 2   COLUMN 3    COLUMN 4            COLUMN 5

NAME OF         TITLE OF               VALUE       SHRS OR              PUT/
ISSUER          CLASS      CUSIP       (x$1000)    PRN AMT      SH/PRN  CALL

COBALT
INTERNATIONAL
ENERGY, INC.    COM        19075F 106  538,510     32,035,093   SH

 COLUMN 6     COLUMN 7             COLUMN 8

INVESTMENT    OTHER                VOTING
DISCRETION    MANAGERS             AUTHORITY
                           SOLE    SHARED       NONE

OTHER         1,2          0       32,035,093   0